Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 4,691	$ 5,797
Accrued vacation pay	1,225	1,510
Government authorities	1,282	1,997
Accrued expenses	23,067	12,636
Current liability of government grants	265	402
Liability on account of shares issuance		2,289
Deferred revenues	1,205	611
Other	692	80
Total other accounts payable	$ 32,427	$ 25,322